Disposal of Subsidiary	6 Months Ended
Apr. 30, 2024
Disposal of Subsidiary [Abstract]
DISPOSAL OF SUBSIDIARY

NOTE 20 – DISPOSAL OF SUBSIDIARY

The Company holds 100% of the equity interest of Hangzhou ZiTongChe Technology Co., Ltd. (“Hangzhou ZhiTongChe”), a company organized under the laws of the PRC. Hangzhou ZhiTongChe held 51% of the equity interest of Hangzhou Jiuyao Bew Energy Automobile Technology Co., Ltd. (“Hangzhou Jiuyao”), a company incorporated under the laws of the PRC. On January 24, 2024, Hangzhou ZhiTongChe completed the transfer of its ownership interest in Hangzhou Jiuyao to Mr Shuibo Zhang, a related party for a total price of RMB5,998 (approximately $6,000), which sale was approved at the special shareholders meeting of the Company held on November 30, 2023.